Related Party and Transaction and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Mr. Jianfei Zhang [Member]
Related Party Transaction [Line Items]
Advance to a related party	[1]	$ 46,293	$ 50,000

[1]	The Company advanced fund to Mr. Jianfei Zhang, our CEO, to serve as the petty cash fund for business-related expenses, such as business trips and other costs associated with supporting our business expansion.